EARNINGS PER SHARE - Summary of Diluted Earnings Per Share (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Gain attributable to the Company’s controlling shareholders		R$ 1,047,960	R$ (650,196)	R$ 155,467
Weighted average of the number of outstanding common shares		1,377,143,943	1,245,608,090	865,660,042
Adjustment for stock options and restricted shares	[1]		8,124,575
Weighted average number of treasury shares		19,531,951
Weighted average number of outstanding common shares		1,396,675,894		873,784,617
Diluted earnings per share - R$		R$ 0.7503		R$ 0.1779

[1]	The number of shares and earnings per share already consider the stock split on September 17, 2019 and their retrospective effects.